THE ELITE GROUP
FINANCIAL STATEMENTS

MARCH 31, 2003
(Unaudited)

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THE ELITE GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003 (Unaudited)
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                                                  Market                                                         Market
                                                   Value                                                          Value
   Shares  Common Stock 98.7%                     Note 2A         Shares                                         Note 2A
   ------  ------------------                     -------         ------                                         -------
           Business Services 8.0%                                         Health Care Goods & Services 18.8%
           ----------------------                                         ----------------------------------
   40,000  A. J. Gallagher                     $    982,000      100,000  AMN - Healthcare *                 $  1,098,000
   40,000  Cerner Corp. *                         1,295,200       20,000  Baxter International                    372,800
   30,000  Due & Bradstreet                       1,147,500       40,000  Cooper Companies                      1,196,000
                                               ------------
           Total Business Services                3,424,700       40,000  HCA, Inc.                             1,654,400
                                               ------------
                                                                  40,000  Laboratory Corp. of America *         1,186,000
                                                                  40,000  Pediatrix Medical Group *             1,005,600
                                                                  25,000  Quest Diagnostics *                   1,492,250
                                                                                                            -------------
                                                                            Total Health Care                   8,005,050
                                                                                                             ------------

           Capital Goods 12.7%                                            Pharmaceutical Goods & Services 19.7%
           -------------------                                            -------------------------------------
   30,000  Fluor Corp.                            1,010,400       50,000  Antigenics *                            414,500
   48,000  General Electric                       1,224,000       35,000  Amerisource Bergen                    1,837,500
   35,000  L-3 Communication *                    1,405,950       40,000  Biovail Corp. *                       1,594,800
   80,000  Masco Corp. *                          1,489,600       50,000  ICOS Corp. *                            935,500
    3,000  Northrup Grumman                         257,400       50,000  King Pharmaceuticals *                  596,500
                                               ------------
                                                  5,387,350       70,000  McKesson Corp.                        1,745,100
                                               ------------
                                                                  40,000  Pfizer                                1,246,400
                                                                                                             ------------
                                                                            Total Pharmaceutical Goods          8,370,300
                                                                                                             ------------

           Consumer Goods & Services 13.9%                                Technology 2.7%
           -------------------------------                                ---------------
   50,000  AFC Enterprises *                        673,000       48,000  Microsoft *                           1,162,080
                                                                                                             ------------
  120,000  Cendant *                              1,524,000
   80,000  Entravision Communication *              432,000               Total Value of Common Stock
   20,000  Hillenbrand Industries                 1,019,600                 (Cost $38,414,190)                 41,987,194
                                                                                                             ------------
   60,000  Limited Brands                           772,200
   40,000  Nautilus Group                           570,400
   60,000  Royal Caribbean Cruises                  901,800
                                               ------------
              Total Consumer Goods                5,893,000
                                               ------------

           Energy 0.9%                                                    Options - Covered Calls (0.3)%
           ----------                                                     ------------------------------
   13,700  Tidewater                                393,464      -48,000  Microsoft Call                         (110,400)
                                               ------------                                                  ------------
                                                                            Total Value of Covered Calls
                                                                              (Cost ($119,995))                  (110,400)
                                                                                                             ------------

           Financial Intermediaries 22.0%
           ------------------------------
   50,000  Ace Limited                            1,447,500               Total Investments
   24,000  Amer. International Group              1,186,800                 (Cost $38,294,195)       98.4%     41,876,794
   40,000  Capital One Financial                  1,200,400
   35,000  Citigroup, Inc.                        1,205,750               Cash and receivables
   20,000  Fannie Mae                             1,307,000                 in excess of liabilities  1.6%        669,312
                                                                                                  -------       ---------
   30,000  Freddie Mac                            1,593,000
   40,000  Washington Mutual                      1,410,800               Net Assets                100.0%   $ 42,546,106
                                               ------------                                         =====    ============
           Total Financial Intermediaries         9,351,250
                                               ------------

          At March 31, 2003, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
          Unrealized appreciation              $  6,837,052
          Unrealized depreciation                (3,254,453)
                                               ------------
          Net unrealized appreciation          $  3,582,599
                                               ============

       *  Non-income producing

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See Notes to Financial Statements

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THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2003 (Unaudited)
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                                                                                                                Market
                                                                                                                 Value
 Par Value      Bonds 95.9%                                                      Maturity      Coupon           Note 2A
 ---------      -----------                                                      --------      ------           -------
                U.S. Government Notes, Bonds & Agencies 15.1%
                ---------------------------------------------
$     100,000   Federal Home Loan Bank                                           01/30/04       3.000%      $     101,490
      250,000   U.S. Treasury Bond                                               09/30/04       1.870%            252,041
    2,000,000   U.S. Treasury Bond                                               05/15/16       7.250%          2,570,938
                                                                                                            -------------
                  Total U.S. Government Notes, Bonds & Agencies                                                 2,924,469
                                                                                                            -------------

                Electric Utility - Holding Company 13.5%
                ----------------------------------------
    1,000,000   First Energy Corp.                                               06/01/03       7.375%          1,009,186
      900,000   DTE Energy                                                       06/01/04       6.000%            938,084
      675,000   Dominion Resources                                               01/15/04       3.875%            684,455
                                                                                                            -------------
                  Total Electric Utility - Holding Company                                                      2,631,725
                                                                                                            -------------

                Electric Utility - Integrated 20.7%
                -----------------------------------
      895,000   Ohio Power                                                       04/01/03       6.750%            895,000
      240,000   Scottish Power                                                   07/15/04       6.750%            253,791
      500,000   Hawaiian Electric                                                12/05/05       6.660%            546,131
      885,000   Appalachian Power                                                03/1/06        6.800%            972,964
      485,000   Indian Michigan Power                                            12/15/06       6.125%            523,064
      750,000   Puget Sound Energy                                               06/15/18       6.740%            819,554
                                                                                                            -------------
                  Total Electric Utility -Integrated                                                            4,010,504
                                                                                                            -------------

                Utility - Pipeline/Distribution/Telephone 9.7%
                ----------------------------------------------
      495,000   Consolidated Natural Gas                                         10/01/04       7.250%            533,442
      750,000   Entergy Arkansas                                                 07/01/05       6.125%            796,419
      500,000   GTE Southwest                                                    01/01/07       6.230%            552,457
                                                                                                            -------------
                  Total Utility Pipeline/Distribution/Telephone                                                 1,882,318
                                                                                                            -------------

                Asset/Mortgage Backed 6.4%
                --------------------------
      500,000   Nissan Auto Receivable                                           12/15/06       1.890%            501,677
      280,395   Fannie Mae (1993-93 HA)                                          01/15/08       6.750%            271,777
      263,196   GNMA                                                             02/15/17       6.0005            275,580
      182,765   GNMA                                                             09/15/17       5.500%            190,859
                                                                                                            -------------
                  Total Asset/Mortgage Backed                                                                   1,239,893
                                                                                                            -------------

                Corporate Bonds 10.5%
                ---------------------
      250,000   Union Pacific Railroad                                           05/15/03       7.060%            251,283
      429,000   AOL - Turner Bradcasting                                         02/01/04       7.400%            440,867
      300,000   Cox Communication                                                09/20/04       6.690%            317,895
      470,000   Transocean, Inc.                                                 04/15/05       6.750%            510,124
      500,000   Jones Intercable                                                 04/01/07       8.875%            531,448
                                                                                                            -------------
                  Corporate Bonds                                                                               2,051,617
                                                                                                            -------------

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See Notes to Financial Statements

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THE ELITE INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)

March 31, 2003 (Unaudited)
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                                                                                                                Market
                                                                                                                 Value
 Par Value      Bonds 95.9%                                                      Maturity      Coupon           Note 2A
 ---------      -----------                                                      --------      ------           -------
                Financial Intermediaries 20.0%
                ------------------------------
$     145,000   GMAC                                                             09/29/03       7.050%      $     148,287
      105,000   GMAC                                                             02/24/04       8.250%            110,015
      200,000   Bank of America                                                  03/01/04       5.750%            207,994
      250,000   Southtrust Corp.                                                 05/01/04       6.025%            265,722
      825,000   Household Financial                                              09/25/04       5.875%            870,450
      440,000   EOP Operating LP                                                 02/15/05       6.625%            470,664
      100,000   Ford Motor Credit                                                02/01/06       6.875%             98,268
      475,000   Camden Property                                                  11/15/06       7.000%            520,419
      123,000   Citi Financial                                                   07/01/07       6.750%            140,061
      315,000   Wells Fargo Financial                                            12/15/07       6.250%            357,434
      700,000   GMAC                                                             01/14/09       5.850%            689,028
                                                                                                            -------------
                  Total Financial / Corporate Bonds                                                             3,878,342
                                                                                                            -------------
                    Total Value of Bonds (Cost $17,665,852)                                                    18,618,868
                                                                                                            -------------

      Shares    Preferred / Common Stock 2.5%
      ------    -----------------------------
       15,400   Glenborough Reality $1.93 Series A, Convertible Preferred                                         334,184
        8,000   Masco Corp.                                                                                       148,960
                                                                                                            -------------
                  Total Preferred / Common Stock (Cost $406,141)                                                  483,144
                                                                                                            -------------

                Total Investments (Cost $18,071,993)                                         98.4%             19,102,012
                Cash and receivables in excess of liabilities                                 1.6%                307,083
                                                                                          -------           -------------
                Net Assets                                                                  100.0%          $  19,409,095
                                                                                            =====           =============

                At March 31, 2003 unrealized appreciation of securities for Federal Income Tax purposes is as follows:

                   Unrealized appreciation                                                                   $  1,053,349
                   Unrealized depreciation                                                                        (23,330)
                                                                                                             ------------
                   Net unrealized appreciation                                                               $  1,030,019
                                                                                                             ============

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See Notes to Financial Statements

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THE ELITE GROUP

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003 (Unaudited)
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                                                                                       The Elite
                                                                                       Growth &              The Elite
                                                                                     Income Fund              Income Fund
                                                                                     -----------              -----------
Assets
Investments in securities at value
   (Cost $38,294,195 and $18,071,993, respectively)
   (Notes 2A and 3)                                                                  $   41,876,794        $   19,102,012
Cash and cash equivalent (Note 2D)                                                          678,951               190,232
Receivables
   Interest                                                                                     258               318,408
   Dividends                                                                                 32,320                 7,459
                                                                                     --------------        --------------
     Total Assets                                                                        42,588,323            19,618,111
                                                                                     --------------        --------------

Liabilities
Payables:
   Investment management fees                                                                36,470                11,362
   Distributions                                                                                -                 184,758
Accrued expenses                                                                              5,747                12,896
                                                                                     --------------        --------------
     Total Liabilities                                                                       42,217               209,016
                                                                                     --------------        --------------

Net Assets
The Elite Growth & Income Fund -
   Applicable to 2,638,850 shares outstanding                                        $   42,546,106
                                                                                     ==============

The Elite Income Fund -
   Applicable to 1,847,576 shares outstanding                                                              $   19,409,095
                                                                                                           ==============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                                         $16.12                $10.51
                                                                                             ======                ======

At March 31, 2003, the components of net assets were as follows:
   Paid-in capital                                                                   $   39,969,246        $   18,518,180
   Accumulated net realized gain (loss) on investments                                   (1,013,041)               10,666
   Undistributed net investment income (loss)                                                 7,302              (149,770)
   Net unrealized appreciation                                                            3,582,599             1,030,019
                                                                                     --------------        --------------
   Net Assets                                                                        $   42,546,106        $   19,409,095
                                                                                     ==============        ==============

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See Notes to Financial Statements

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THE ELITE GROUP

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2003 (Unaudited)
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                                                                                       The Elite
                                                                                       Growth &              The Elite
                                                                                     Income Fund              Income Fund
                                                                                     -----------              -----------
Investment Income
   Income:
     Interest                                                                          $      2,248          $  522,578
     Dividends                                                                              275,423              16,039
                                                                                       ------------          ----------
       Total Income                                                                         277,671             538,617
                                                                                       ------------          ----------

   Expenses:
     Investment management fee                                                              226,925              79,192
     Transfer agent fees                                                                     31,456              11,277
     Custodian fees                                                                          10,016               5,204
     Professional fees                                                                       14,886               5,431
     Trustee fees and expenses                                                                6,660               3,023
     Recordkeeping services                                                                   5,992               8,848
     Shareholder reports                                                                      3,089               1,101
     Registration fees and other                                                            (18,424)              7,962
                                                                                       ------------          ----------
       Total Expenses                                                                       280,600             122,038

   Fees paid indirectly (Note 5)                                                             21,194               3,500
   Fees paid by manager (Note 4)                                                                -                11,063
                                                                                       ------------          ----------
       Net Expenses                                                                         259,406             107,475
                                                                                       ------------          ----------
       Net Investment Income                                                                 18,265             431,142
                                                                                       ------------          ----------

Realized and Unrealized Gain (Loss) on
   Investment Securities and Options Contracts
   Net realized gain (loss):
     Investment securities                                                                1,000,133              57,401
     Expired and closed covered call options written (Note 3)                               520,886                 -
                                                                                       ------------          ----------
     Net realized gain on investment securities and option contracts                      1,521,019              57,401
                                                                                       ------------          ----------
     Net increase (decrease) in unrealized appreciation of
       investment securities                                                               (282,344)            104,476
                                                                                       ------------          ----------
     Net increase in net assets resulting from operations                              $  1,256,940          $  593,019
                                                                                       ============          ==========

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See Notes to Financial Statements

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THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

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                                                                                        For the Six
                                                                                       Months Ended            For the
                                                                                         March 31,           Year Ended
                                                                                           2003          September 30,
                                                                                       (Unaudited)                2002
                                                                                    -----------------    ----------------
Operations
   Net investment income                                                              $      18,265       $       39,050
   Net realized gain (loss) on investment securities and options contracts                1,521,019           (2,491,493)
   Net decrease in unrealized appreciation of investment securities                        (282,344)         (15,241,220)
                                                                                      -------------       --------------
       Net increase (decrease) in net assets resulting from operations                    1,256,940          (17,693,663)

Distributions to Shareholders
   Distributions from net investment income
     ($0.01 and $0.00 per share, respectively)                                              (38,313)             (11,700)
   Distribution from net realized gains on investment transactions
     ($0 and $0.02 per share, respectively)                                                     -                (42,567)

Capital Share Transactions
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                              (1,656,548)           1,780,104
                                                                                      -------------       --------------
       Total decrease in net assets                                                        (437,921)         (15,967,826)

Net Assets
   Beginning of period                                                                   42,984,027           58,951,853
                                                                                      -------------       --------------
   End of period
     (including undistributed net investment income of
     $7,302 and $27,350, respectively)                                                $  42,546,106       $   42,984,027
                                                                                      =============       ==============

(a)  Transactions in capital stock were as follows:

                                                                Six Months Ended
                                                                  March 31, 2003                    Year Ended
                                                                        (Unaudited)              September 30, 2002
                                                             ---------------------------      ---------------------------
                                                              Shares           Value           Shares            Value
                                                              ------           -----           ------            -----
     Shares sold                                                 98,699   $   1,633,228          703,625   $   14,910,815
     Shares issued in reinvestment of distributions               2,172          36,772            2,189           51,917
                                                             ----------   -------------       ----------   --------------
                                                                100,871       1,670,000          705,814       14,962,732
     Shares redeemed                                           (205,607)     (3,326,548)        (635,512)     (13,182,628)
                                                             ----------   -------------       ----------   --------------
     Net increase (decrease)                                   (104,736)  $  (1,656,548)          70,302   $    1,780,104
                                                             ==========   =============       ==========   ==============

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See Notes to Financial Statements

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THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

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                                                                                        For the Six
                                                                                       Months Ended            For the
                                                                                         March 31,           Year Ended
                                                                                           2003          September 30,
                                                                                       (Unaudited)                2002
                                                                                    -----------------    ----------------
Operations
   Net investment income                                                              $     431,142        $   1,040,519
   Net realized gain on investment securities                                                57,401              217,115
   Net increase (decrease) in unrealized appreciation of
     investment securities                                                                  104,476              (99,298)
                                                                                      -------------        -------------
       Net increase in net assets resulting from operations                                 593,019            1,158,336

Distributions to Shareholders
   Distributions from net investment income
     ($0.30 and $0.50 per share, respectively)                                             (622,713)          (1,012,340)
   Distribution from net realized gains on investment transactions
     ($0 and $0.04 per share, respectively)                                                     -                (76,315)

Capital Share Transactions
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                                              (3,845,312)           2,654,066
                                                                                      -------------        -------------
       Total increase (decrease) in net assets                                           (3,875,006)           2,723,747

Net Assets
   Beginning of period                                                                   23,284,101           20,560,354
                                                                                      -------------        -------------
   End of period
     (including undistributed net investment income (loss) of
     $(149,770) and $41,801, respectively)                                            $  19,409,095        $  23,284,101
                                                                                      =============        =============

(a)  Transactions in capital stock were as follows:

                                                                Six Months Ended
                                                                  March 31, 2003                     Year Ended
                                                                        (Unaudited)               September 30, 2002
                                                             ---------------------------       --------------------------
                                                              Shares           Value            Shares           Value
                                                              ------           -----            ------           -----
     Shares sold                                                108,951   $   1,138,037           540,882   $   5,687,045
     Shares issued in reinvestment of distributions              39,963         418,015            99,127       1,034,839
                                                             ----------   -------------        ----------   -------------
                                                                148,914       1,556,052           640,009       6,721,884
     Shares redeemed                                           (511,700)     (5,401,364)         (385,553)     (4,067,818)
                                                             ----------   -------------        ----------   -------------
     Net increase (decrease)                                   (362,786)  $  (3,845,312)          254,456   $   2,654,066
                                                             ==========   =============        ==========   =============

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See Notes to Financial Statements

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THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period
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                                                                       Six Months Ended
                                                                         March 31, 2003
                                                                          (Unaudited)             Year Ended September 30,
---------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  2002          2001          2000          1999           1998
                                                                                                  ----          ----          ----          ----           ----

Net asset value, beginning of period                                        $15.67              $  22.05       $ 26.39       $ 22.45    $  21.02           $  22.25
                                                                            ------              --------       -------       -------    --------           --------

Income from investment operations
   Net investment income                                                         0.00**                0.01          0.06          0.11          0.18           0.18
   Net gain (loss) on securities
     (both realized and unrealized)                                              0.46                 (6.37)        (2.95)         5.09          1.43          (1.24)
                                                                             --------              --------       -------       -------       -------       --------
       Total from investment operations                                          0.46                 (6.36)        (2.89)         5.20          1.61          (1.06)
                                                                             --------              --------       -------       -------       -------       --------

Less Distributions
   Dividends from net investment income                                         (0.01)                (0.00)**      (0.06)        (0.11)        (0.18)         (0.17)
   Distribution from net realized gains                                           -                   (0.02)        (1.39)        (1.15)           -             -
                                                                             --------              --------       -------       -------       --------      --------
       Total distributions                                                      (0.01)                (0.02)        (1.45)        (1.26)        (0.18)         (0.17)
                                                                             --------              --------       -------       -------       -------       --------
Net asset value, end of period                                               $  16.12              $  15.67       $ 22.05       $ 26.39
                                                                             ========              ========       =======       =======
$  22.45                                                                     $  21.02
========                                                                     ========

Total Return                                                                     2.93%               (28.87)%      (11.07)%       23.24%         7.62%         (4.82)%

Rations / Supplemental Data
   Net asset value, end of period (in 000's)                                  $42,546               $42,984       $58,952       $67,007        $68,947       $72,271
   Ratio of expenses to average net assets*                                      1.24%                 1.38%         1.23%         1.27%         1.25%          1.23%
   Ratio of net investment income to average net assets                          0.08%                 0.07%         0.23%         0.45%         0.75%          0.71%

Portfolio Turnover                                                              88.46%               168.61%       121.67%        98.83%       133.11%        138.49%

*   Ratio reflects fees paid through a directed  brokerage  arrangement.  The expense ratios for 2003, 2002, 2001, 2000, 1999, and 1998 after  reduction of fees paid through the directed  brokerage  arrangement  were 1.15%,  1.29%,  1.19%,  1.11%,  1.12%,  and 1.15%, respectively.

**  Represents less than $0.01 per share.

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See Notes to Financial Statements

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THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------------------

                                                                           Six Months Ended                  Year Ended September 30
                                                                            March 31, 2003       -------------------------------------------------------------------------
                                                                             (Unaudited)              2002**        2001          2000          1999           1998
                                                                       ----------------------         ----          ----          ----          ----           ----

Net asset value, beginning of period                                         $  10.53              $  10.51       $ 10.00        $  9.96       $  10.00      $  10.72
                                                                             --------              --------       -------        -------       --------      --------

Income from investment operations
   Net investment income                                                         0.24                  0.49          0.57           0.61         0.59           0.59
   Net gain (loss) on securities
     (both realized and unrealized)                                              0.04                  0.07          0.52           0.02        (0.76)          0.72
                                                                             --------              --------       -------        -------      -------       --------
       Total from investment operations                                          0.28                  0.56          1.09           0.63        (0.17)          1.31
                                                                             --------              --------       -------        -------      -------       --------

Less Distributions
   Dividends from net investment income                                         (0.30)                (0.50)        (0.58)         (0.59)       (0.59)         (0.59)
   Distribution from net realized gains                                           -                   (0.04)          -               -            -             -
                                                                             --------              --------       -------        --------     --------      --------
       Total distributions                                                      (0.30)                (0.54)        (0.58)         (0.59)       (0.59)         (0.59)
                                                                             --------              --------       -------        -------      -------       --------
Net asset value, end of period                                               $  10.51              $  10.53       $ 10.51        $ 10.00      $  9.96       $  10.72
                                                                             ========              ========       =======        =======      =======        =======

Total Return                                                                     2.69%                 5.42%        11.10%          6.51%       (1.62)%        13.44%

Rations / Supplemental Data
   Net asset value, end of period (in 000's)                                  $19,409               $23,284       $20,560         $18,287      $25,902       $30,841
   Ratio of expenses to average net assets*                                      1.12%                 1.01%         0.96%          1.02%        0.95%          0.92%
   Ratio of net investment income to average net assets                          3.83%                 4.61%         5.60%          5.78%        5.60%          5.63%

Portfolio Turnover                                                              36.42%                66.74%         6.03%          5.55%       33.01%         21.41%

*    Ratio reflects fees paid through a directed  brokerage  arrangement  and expenses  prior to  reimbursement  from manager.  Expense ratio after reimbursement was 0.96%, 0.94%, 0.84%, 0.95% and 0.86% for 2003, 2002, 2001, 2000 and 1999, respectively.

**   As  required,  effective  October 1, 2001,  the Fund has  adopted  the  provisions  of the AICPA  Audit and  Accounting  Guide for
     Investment  Companies and began amortizing discount and premium on debt securities and began recording paydown gains and losses as adjustments  to interest  income.  Had the Fund not amortized  discount and premium on debt  securities  and not recorded  paydown gains and losses as adjustments  to interest  income,  the net investment  income per share would have been $0.56 and the ratio of net  investment  income to average net assets  would have been 5.37%.  Per share and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

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See Notes to Financial Statements

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THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------------

Note 1 - Organization

The Elite  Growth and Income Fund and The Elite  Income Fund (the  "Funds")  are two series of shares of  beneficial  interests  of The
Elite Group (the  "Trust"),  which is  registered  under the  Investment  Company Act of 1940, as amended,  as a  diversified  open-end management  company.  The Trust was  organized in  Massachusetts  as a business  trust on August 8, 1986.  The Trust is  authorized  to issue an unlimited  number of no par shares of beneficial  interest of any number of series.  Currently,  the Trust has authorized only the two series  above.  The Elite Growth & Income  Fund's  investment  objective is to maximize  total  returns  through an  aggressive approach to the equity and debt  securities  markets.  The Elite Income Fund's  investment  objective is to achieve the highest  income return  obtainable over the long term  commensurate  with  investments in a diversified  portfolio  consisting  primarily of investment grade debt securities.

Note 2 - Significant Accounting Policies

The  following is a summary of  significant  accounting  policies  consistently  followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security  Valuation - Investments  in securities  traded on a national  securities  exchange are valued at the last reported sales price.  Securities which are traded  over-the-counter  are valued at the bid price.  Securities for which reliable  quotations are not readily  available are valued at their respective fair value as determined in good faith by, or under  procedures  established by the Board of Trustees.

B.   Federal  Income Taxes - The Funds intend to comply with the  requirements  of the Internal  Revenue Code  applicable  to regulated investment  companies and distribute all their taxable income to their shareholders.  Therefore no federal income tax provision is required.

     As of September 30, 2002 for Federal Income tax purposes,  the Elite Income Fund had $46,735 of capital loss carryovers,  expiring
     September  30,  2009,  which may be applied  against  future net  taxable  gain of each  succeeding  year until the earlier of its utilization or its expiration.

     As of September 30, 2002,  The Elite Growth & Income Fund has a post-October  capital loss deferral of  $2,534,060,  which will be recognized in the following tax year.

C.   Option  Accounting  Principles  (The Elite Growth & Income  Fund) - When the Fund sells an option,  an amount equal to the premium received by the Fund is included as an asset and an  equivalent  liability.  The amount of the  liability is  marked-to-market  to reflect the current  market value of the options  written.  The current  market  value of a traded  option is the last sale price.
     When an option  expires on its  stipulated  expiration  date or the Fund  enters  into a closing  purchase  transaction,  the Fund realizes a gain (or loss if the cost of a closing  purchase  transaction  exceeds the premium  received  when the option was sold)
     without  regard  to any  unrealized  gain or  loss on the  underlying  security,  and the  liability  related  to such  option  is extinguished.  If an option is  exercised,  the Fund  realizes  a gain or loss from the sale of the  underlying  security  and the proceeds of the sale are  increased by the premium  received.  The Elite Growth & Income Fund as a writer of an option may have no control over  whether the  underlying  security may be sold (call) or purchased  (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.   Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 1.6% and 0.98% of net assets for The Elite
     Growth and Income Fund and The Elite Income Fund, respectively.

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THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2003 (Unaudited)
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E.   Other  - As is  common  in the  industry,  security  transactions  are  accounted  for on the  trade  date.  Dividend  income  and distributions  to shareholders are recorded on the ex-dividend  date.  Income  distributions  and capital gain  distributions  are determined in accordance  with income tax  regulations,  which may differ from  accounting  principles  generally  accepted in the
     United States of America.  These  differences  are  primarily  due to differing  treatments  for post - October  losses.  Interest income and estimated expenses are accrued daily.

     On September 30, 2002, The Elite Income Fund increased  undistributed  net investment  income $37,490 and decreased  undistributed capital gains by $37,490 due primarily to differing book/tax treatment of distributions.

F.   Use of Estimates - The  preparation of financial  statements in conformity with accounting  principles  generally  accepted in the
     United States of America  requires  management to make estimates and assumptions that affect the amounts reported in the financial
     statements and accompanying notes.   Actual results could differ from those estimates.

Note 3 - Purchases and Sales of Securities

For the six months ended March 31, 2003, purchases and sales of securities, other than options and short-term notes were as follows:

                                                                                       Purchases               Sales
                                                                                       ---------               -----
     The Elite Growth and Income Fund                                                 $  39,808,139         $  50,636,856
     The Elite Income Fund                                                            $   7,775,749         $   9,195,233

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                                                            Number of
                                                                                           Contracts*            Premiums
                                                                                           ----------            --------
     Options outstanding on September 30, 2002                                                 540          $     231,593
     Options written                                                                         7,460              2,261,949
     Options terminated in closing purchase transactions                                    (7,520)            (2,373,546)
     Options exercised                                                                         -                      -
     Options expired                                                                           -                      -
                                                                                           -------          -------------
     Options outstanding on March 31, 2003                                                     480          $     119,996
                                                                                           =======          =============

     * Each contract represents 100 shares of common stock

Note 4 - Investment Management Fee and Other Transactions with Affiliates

The Funds retain  McCormick  Capital  Management  Inc. as their  Investment  Manager.  Under an Investment  Management  Agreement,  the
Investment  Manager  furnishes each Fund with investment  advice,  office space and salaries of  non-executive  personnel needed by the
Funds to provide general office services.  As compensation  for its services,  the Manager is paid a monthly fee based upon the average daily  net  assets  of each  Fund.  For The  Elite  Growth & Income  Fund and The  Elite  Income  Fund the rates are 1% and 7/10 of 1%, respectively,  up to $250 million;  3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and1/2of 1% and1/2of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily  reimburse a portion of the operating  expenses of a Fund for any fiscal year (including  management  fees,
but excluding taxes, interest and brokerage commissions).   Voluntary reimburse-ments may cease at any time without prior notice.

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THE ELITE GROUP

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2003 (Unaudited)
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NOTE 5 - Directed Brokerage Arrangement

In an effort to reduce the total expenses of the Funds, a portion of the operating  expenses may be paid through an arrangement  with a third-party  broker-dealer who is compensated  through  commission trades.  Payment of the operating expenses by the broker-dealer,  is based on a percentage  of  commissions  earned.  Expenses paid under this  arrangement  during the six months ended March 31, 2003 were
$24,694.

NOTE 6 - Concentration

Although the funds have a diversified  investment  portfolio,  there are certain  credit risks due to the manner in which the portfolio is invested,  which may subject the funds more  significantly  to economic  changes  occurring in certain  industries  or sectors.  The
Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods,  financial  intermediaries,  health care, and  pharmaceutical  industries.  The Elite Income Fund has  investments  in excess of 10% in the  electric  utilities,  corporate  and financial industries.